INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2026
INCOME TAXES
Summary of deferred tax assets

	June 30,	December 31,
	2026	2025
	(unaudited)
Net operating losses carryforwards	$5,204,149	$4,812,643
Allowance for doubtful accounts of accounts receivable	13,505	16,745
Allowance for doubtful accounts of other current assets	299,749	288,960
Impairment of deposit for long-term investment	736,909	714,990
Impairment of long-term investment	1,341,802	633,655
Deferred tax assets, gross	7,596,114	6,466,993
Deferred tax liabilities from operating right-of-use assets	(40,812)	(48,552)
Deferred tax assets net off against deferred tax liability	7,555,302	6,418,441
Less: Allowance on deferred tax assets	(7,555,302)	(6,418,441)
	$—	$—